Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		IFRS 15 [member]	IFRS9 [member]	Common shares [member]	Retained earnings [member] [1]	Retained earnings [member] IFRS 15 [member]	[1]	Retained earnings [member] IFRS9 [member]	[1]	Other reserves [member]	Total common equity [member]	Total common equity [member] IFRS 15 [member]	Total common equity [member] IFRS9 [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Total common and preferred equity [member] IFRS 15 [member]	Total common and preferred equity [member] IFRS9 [member]	Non-controlling interests [member]		Non-controlling interests [member] IFRS9 [member]	Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Available- for-sale securities [member] Accumulated other comprehensive income (loss) [member]	Available- for-sale securities [member] Accumulated other comprehensive income (loss) [member] IFRS9 [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member] IFRS9 [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member] IFRS9 [member]	Cash flow hedging reserve [member]	Other [member] [2]
Beginning Balance (Previously stated [member]) at Oct. 31, 2017		$ 61,625				$ 15,644	$ 38,117					$ 116	$ 55,454			$ 4,579	$ 60,033			$ 1,592			$ 1,861	$ (46)						$ 235	$ (473)
Beginning Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Oct. 31, 2017					$ (610)					$ (564)					$ (513)				$ (513)			$ (97)			$ 46		$ 184		$ (179)
Beginning Balance (Balance After IFRS Adjustments [member]) at Oct. 31, 2017		61,015				15,644	37,553					116	54,941			4,579	59,520			1,495			1,861			$ 184		$ (179)		235	(473)
Statement [LineItems]
Net income		6,453					6,247						6,247			122	6,369			84
Other comprehensive income (loss)		70											18				18			52			146			(204)		69		(257)	264
Total comprehensive income		6,523					6,247						6,265			122	6,387			136			146			(204)		69		(257)	264
Shares issued		2,675				2,692						(17)	2,675				2,675
Shares repurchased/redeemed		(597)				(44)	(208)						(252)			(345)	(597)
Dividends and distributions paid to equity holders		(3,144)					(2,942)						(2,942)			(122)	(3,064)			(80)
Share-based payments	[3]	6										6	6				6
Other		856					2					57	59				59			797	[4]
Ending Balance at Jul. 31, 2018		67,334				18,292	40,652					162	60,752			4,234	64,986			2,348			2,007			(20)		(110)		(22)	(209)
Beginning Balance (Previously stated [member]) at Oct. 31, 2018		67,680				18,234	41,414					404	61,044			4,184	65,228			2,452			1,441			(68)		(126)		(121)	(134)
Beginning Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Oct. 31, 2018	[5]			$ (58)				$ (58)						$ (58)				$ (58)
Beginning Balance (Balance After IFRS Adjustments [member]) at Oct. 31, 2018		67,622				18,234	41,356					404	60,986			4,184	65,170			2,452			1,441			(68)		(126)		(121)	(134)
Beginning Balance at Oct. 31, 2018		67,680
Statement [LineItems]
Net income		6,490	[6]				6,071						6,071			118	6,189			301
Other comprehensive income (loss)		121											195				195			(74)			164			137		41		654	(801)
Total comprehensive income		6,611					6,071						6,266			118	6,384			227			164			137		41		654	(801)
Shares issued		180				211						(31)	180				180
Shares repurchased/redeemed		(1,019)				(150)	(569)						(719)			(300)	(1,019)
Dividends and distributions paid to equity holders		(3,415)					(3,166)						(3,166)			(118)	(3,284)			(131)
Share-based payments	[3]	6										6	6				6
Other		146					(10)					(9)	(19)				(19)			165	[4]
Ending Balance at Jul. 31, 2019		70,131				18,295	43,682					370	63,534			3,884	67,418			2,713			1,605			69		(85)		533	(935)
Beginning Balance at Apr. 30, 2019		70,247
Statement [LineItems]
Net income	[6]	1,984
Other comprehensive income (loss)		(813)
Total comprehensive income		1,171
Ending Balance at Jul. 31, 2019		$ 70,131				$ 18,295	$ 43,682					$ 370	$ 63,534			$ 3,884	$ 67,418			$ 2,713			$ 1,605			$ 69		$ (85)		$ 533	$ (935)

[1]	Includes undistributed retained earnings of $62 (July 31, 2018 - $60) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits and Own credit risk.
[3]	Represents amounts on account of share-based payments (refer to Note 14).
[4]	Includes changes to non-controlling interests arising from business combinations and related transactions.
[5]	Refer to Note 4 for a summary of the adjustments on initial application of IFRS 15.
[6]	The amounts for the periods ended July 31, 2019 and April 30, 2019 have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).